Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 8,634	$ 7,963
Accumulated depreciation	(7,792)	(7,390)
Total property, plant and equipment from continuing operations, net	842	573
Depreciation charge from continuing operations for the year	443	491
Machinery & Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,132	3,902
Accumulated depreciation	(3,707)	(3,650)
Office Equipment and Furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,944	2,899
Accumulated depreciation	(2,703)	(2,614)
Computer Equipment and Licenses
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,558	1,162
Accumulated depreciation	$ (1,382)	$ (1,126)